Cover	Jul. 28, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2021
Entity File Number	0-22088
Entity Registrant Name	Monarch Casino & Resort, Inc.
Entity Central Index Key	0000907242
Entity Tax Identification Number	88-0300760
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3800 South Virginia Street
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89502
City Area Code	775
Local Phone Number	335-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 per value per share
Trading Symbol	MCRI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false